Share-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expenses	$ 1,936	$ 4,190	$ 6,311
Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	8,195	6,773	11,485
Cost of Revenues [Member]
Share-based compensation expenses	176	124	240
Cost of Revenues [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	176	124	240
Research and Development [Member]
Share-based compensation expenses	5,625	5,062	8,803
Research and Development [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	5,605	4,790	8,153
General and administrative [Member]
Share-based compensation expenses	1,191	872	1,525
General and administrative [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	1,184	863	1,505
Selling and Marketing Expense [Member]
Share-based compensation expenses	1,230	1,005	1,613
Selling and Marketing Expense [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	1,230	996	1,587
Income Tax Benefit [Member]
Share-based compensation expenses	1,886	818	2,127
Income Tax Benefit [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	$ 1,886	$ 818	$ 2,127